Document And Entity Information	May 13, 2021
Document Information [Line Items]
Entity, Registrant Name	Cutera, Inc.
Document, Type	8-K
Document, Period End Date	May 13, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-50644
Entity, Tax Identification Number	77-0492262
Entity, Address, Address Line One	3240 Bayshore Blvd.
Entity, Address, City or Town	Brisbane
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94005
City Area Code	415
Local Phone Number	657-5500
Title of 12(b) Security	Common Stock
Trading Symbol	CUTR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001162461